Annual Total Returns [BarChart] - Great-West Ariel Mid Cap Value Fund - Institutional	Apr. 30, 2021
Bar Chart Table:
2011	(6.87%)
2012	20.20%
2013	47.54%
2014	7.80%
2015	(6.10%)
2016	13.05%
2017	15.01%
2018	(14.40%)
2019	24.32%
2020	9.08%